Debt Securities	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Debt Securities

NOTE 27. DEBT SECURITIES

The following is a breakdown of the Global Programs for the Issuance of Debt securities outstanding:

Company	Authorized Amount (*)	Type of Debt Securities	Program Term	Approval Date by Shareholders’ Meeting	CNV Approval
Grupo Financiero Galicia S.A.	USD 100,000	Simple debt securities not convertible into shares	5 years	03.09.09 confirmed on 08.02.12	Resolution No. 16113 dated 04.29.09 and extended by Resolution No. 17343 dated 05.08.14 and Provision No. DI-2019-63-APN-GE#CNV dated 08.06.19. Authorization of Increase, Resolution No. 17,064 dated 04.25.13
Banco de Galicia y Buenos Aires S.A.U.	USD 2,100,000	Simple debt securities, not convertible into shares, subordinated or not, to be adjusted or not, secured or unsecured.	5 years	04.28.05, 04.14.10, 04.29.15, 11.09.16 and 04.28.20
Resolution No. 15228 dated
11.04.05 and extended through
Resolution No. 16454 dated
11.11.10 and Resolution No.
17883 dated 11.20.15 and Resolution No.
DI-2020-53-APN-GE#CNV
dated 11.24.20. Increase
of the amount approved by
Resolutions No. 17883 dated
11.20.15, No. 18081 dated
06.10.16, No. 18480 dated
01.26.17 and No. 19520 dated
05.17.18

Banco de Galicia y Buenos Aires S.A.U.	USD 2,100,000	Simple debt securities not convertible into shares	-	04.25.19	Frequent Issuer Registration No. 11, granted by Resolution No. RESCFC-2019-2055-APN-DIR#CNV, dated 11/13/19 of CNV´s Board of Directors
Tarjeta Naranja S.A.	USD 1.000.000	Simple debt securities, not convertible into shares	5 years	03.08.12	Resolution No. 15220 dated 07.14.05 and extended through Resolution No. 17676 dated 05.21.15 and No. DI2020-20-APNGE#CNV dated 03.18.20. Increase of the amount approved by Resolutions No. 15.361 dated 03.23.06, 15.785 dated 11.16.07, 16.571 dated 05.24.11, 16.822 dated 05.23.12 and 19.508 dated 05.10.18
Tarjeta Naranja S.A.(**)	USD 250,000	Simple debt securities, not convertible into shares	5 years	03.30.10 confirmed on 04.06.10 and 02.15.13	Resolution No. 16328 dated 05.18.10. Increase of the amount approved by Resolution No. 17072 dated 05.02.13
(*) Or its equivalent in any other currency.
(**) Debt securities absorbed by Tarjeta Naranja S.A. resulting from the merger with Tarjetas Cuyanas S.A.

The Company has the following Unsubordinated Debt securities outstanding issued under the Global Programs detailed in the table above as of December 31, 202
1
, net of repurchases of Own Debt:

Company	Placement Date	Currency	Class N°	Face Value	Type (**)	Term	Maturity Date	Rate	Issuance Authorized by the CNV	Book Value (*) as of 12.31.21
Banco de Galicia y Buenos Aires S.A.U.	08.19.21	Ps.	IX	1,625,968	Simple	12 Months	08.19.22	Badlar + 3%	05.06.21	1,669,855
Banco de Galicia y Buenos Aires S.A.U.	08.19.21	Ps.	X	1,349,672	Simple	9 Months	05.19.22	Fixed rate of 41%	05.06.21	1,063,940
Tarjeta Naranja S.A.	04.11.17	Ps.	XXXVII	3,845,700	Simple	1,826 days	04.11.22	Minimum 15% Rate/ Badlar + 3.50%	03.30.17	1,336,150
Tarjeta Naranja S.A.	07.08.20	Ps.	XLIV	628,964	Simple	549 days	01.08.22	Badlar + 4%	06.30.20	663,543
Tarjeta Naranja S.A.	02.17.21	Ps.	XLVI	4,000,000	Simple	365 days	02.17.22	Badlar + 4.72%	09.02.21	4,165,622
Tarjeta Naranja S.A.	04.06.21	USD	XLVII	USD 8,500	Simple	742 days	04.28.23	Fixed rate of 7%	03.23.21	879,406
Tarjeta Naranja S.A.	04.26.21	Ps.	XLVIII	5,001,000	Simple	365 days	04.26.22	Badlar + 5%	04.26.21	5,256,324
Tarjeta Naranja S.A.	08.13.21	Ps.	XLIX Series I	2,712,000	Simple	365 days	08.13.22	Badlar + 5.5%	08.13.21	2,471,656
Tarjeta Naranja S.A.	08.13.21	Ps.	XLIX Series II	1,672,844	Simple	720 days	08.13.23	Badlar + 7.24%	08.13.21	1,726,485
Tarjeta Naranja S.A.	11.10.21	Ps.	L	4,050,000	Simple	365 days	11.10.22	Badlar + 5%	11.10.21	4,126,148

Total										23,359,129

(*)	It includes principal and interest.
(**)	Not convertible into shares.
On June 21, 2018, Banco de Galicia y Buenos Aires S.A.U. issued the “Green Bond” which was entirely acquired by the International Finance Corporation. The Green Bond is a
7-year
facility, with interest payable every six months. The Green Bond has a
36-month
grace period in respect of the repayment of principal, followed by payments in 9 installments due every six months. As of December 31, 2021, the carrying amount of the Green Bond totals Ps.4,612,647, and it amounted to Ps.7,288,454 as of December 31, 2020.
The Company has the following Unsubordinated Debt Securities outstanding issued under the Global Programs detailed in the table above as of December 31, 20
20
, net of repurchases of Own Debt:

Company	Placement Date	Currency	Class N°	Face Value	Type (**)	Term	Maturity Date	Rate	Issuance Authorized by the CNV	Book Value (*) as of 12.31.20
Banco de Galicia y Buenos Aires S.A.U.	04.26.18	Ps.	V Series II	2,032,833	Simple	36 months	04.26.21	Badlar + 3.5%	04.18.18	2,614,785
Banco de Galicia y Buenos Aires S.A.U.	11.20.20	Ps.	VIII	1,589,722	Simple	9 months	08.20.21	Badlar + 2.25%	04.20.20	1,895,172
Tarjeta Naranja S.A.	04.11.17	Ps.	XXXVII	3,845,700	Simple	1,826 days	04.11.22	Minimum 15% Rate/ Badlar + 3.50%	03.30.17	3,992,390
Tarjeta Naranja S.A.	07.08.20	Ps.	XLIV	3,574,897	Simple	549 days	01.08.22	Badlar + 4%	06.30.20	5,447,500
Tarjeta Naranja S.A.	12.18.20	Ps.	XLV	3,057,000	Simple	365 days	12.18.21	Badlar + 5%	12.14.20	3,986,539
Tarjeta Naranja S.A. (** * )	06.09.17	Ps.	XXVIII Series II	371,825	Simple	1,461 days	06.09.21	Minimum 25% Rate/ Badlar + 3.70%	05.29.17	546,781

Total										18,483,167

(*)	It includes principal and interest.
(**)	Not convertible into shares.
(***)	Negotiable Obligations merged into by Tarjeta Naranja S.A. following its merger with Tarjetas Cuyanas S.A.

The repurchases of Own Debt securities as of the indicated dates are as follows:

Company	ON Class	Nominal Value as of 12.31.21	Book Value (*) as of 12.31.21
Tarjeta Naranja S.A.	XXXVII	9,820	54,569
Tarjeta Naranja S.A.	XLIV	70,000	22,618
Tarjeta Naranja S.A.	XLVI	38,000	39,698
Tarjeta Naranja S.A.	XLVIII	99,300	102,788
Tarjeta Naranja S.A.	XLIX Serie I	355,000	371,688
Tarjeta Naranja S.A.	XLIX Serie II	27,000	28,420
Tarjeta Naranja S.A.	L	125,479	130,917

Total			750,698

(*)
It includes principal and interest.

Company	ON Class	Nominal Value as of 12.31.20	Book Value (*) as of 12.31.20
Banco de Galicia y Buenos Aires S.A.U.	V Serie II	5,000	8,045
Banco de Galicia y Buenos Aires S.A.U.	VIII	79,000	124,085
Tarjeta Naranja S.A.	XXXVII	9,620	160,679
Tarjeta Naranja S.A.	XLIV	235,000	380,451
Tarjeta Naranja S.A.	XLV	440,000	669,456
Tarjeta Naranja S.A. (**)	XXVIII Serie II	18,889	29,280

Total			1,371,996

(*)	It includes principal and interest.
(**)	Debt securities merged into by Tarjeta Naranja S.A. following its merger with Tarjetas Cuyanas S.A.
Related-party information is disclosed in Note 51.